Quarterly Report
June 30, 2021
MFS®  Tennessee
Municipal Bond Fund
MTN-Q1

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.1%
Airport Revenue – 7.4%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., 5%, 7/01/2037	$1,000,000	$1,228,893
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, 4%, 7/01/2038	1,000,000	1,203,474
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2030	750,000	977,838
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2031	250,000	331,952
Metropolitan Nashville Airport Authority, TN, Airport Rev., “B”, 5%, 7/01/2035	1,100,000	1,270,792
Metropolitan Nashville Airport Authority, TN, Airport Rev., “B”, 5%, 7/01/2049	1,000,000	1,243,632
Metropolitan Nashville Airport Authority, TN, Airport Rev., “B”, 5%, 7/01/2054	1,000,000	1,237,803
		$7,494,384
General Obligations - General Purpose – 12.7%
Bedford County, TN, General Obligation Refunding Rev., BAM, 5%, 4/01/2023	$1,190,000	$1,288,723
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	245,000	259,064
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	51,339
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	30,000	32,954
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	145,000	166,338
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	40,000	47,303
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	45,000	54,702
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2033	175,000	191,484
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,045,000	864,737
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	90,000	92,698
Jackson, TN, General Obligation, 5%, 6/01/2031	1,000,000	1,281,841
Memphis, TN, General Improvement, 4%, 6/01/2041	1,000,000	1,135,697
Memphis, TN, General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,121,362
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,148,200
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, “C”, 5%, 1/01/2024	500,000	559,110
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,003,545
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	190,000	200,833
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	194,285
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	120,000	154,350
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	175,000	228,892
State of Tennessee, “A”, 5%, 10/01/2029 (Prerefunded 10/01/2021)	1,500,000	1,517,972
Sullivan County, TN, General Obligation, 5%, 5/01/2027	1,000,000	1,248,110
		$12,843,539
General Obligations - Schools – 2.7%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$25,000	$30,245
Williamson County, TN, School District, 5%, 4/01/2026	740,000	894,861
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2037	460,000	547,244
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2038	460,000	544,304
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2039	605,000	714,379
		$2,731,033
Healthcare Revenue - Hospitals – 16.5%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$1,120,414
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	500,000	536,867
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	500,000	621,225
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	1,000,000	1,229,973
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	10,000	11,023
Greenville, TN, Health and Educational Facilities Board Hospital Rev. (Ballad Health), “A”, 4%, 7/01/2040	1,000,000	1,145,508
Jackson, TN, Hospital Refunding Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	425,000	465,333
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,703,724
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), “A”, 5%, 4/01/2041	1,000,000	1,228,568
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2033	1,000,000	1,208,075
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (East Tennessee Children's Hospital), 5%, 11/15/2038	1,000,000	1,248,936

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	$750,000	$875,038
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,153,279
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 4%, 7/01/2047	1,500,000	1,693,312
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	25,000	25,113
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	115,636
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,794,432
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	420,000	477,329
		$16,653,785
Healthcare Revenue - Long Term Care – 2.7%
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5%, 7/01/2037 (Prerefunded 7/01/2022)	$1,000,000	$1,045,324
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), “A”, 4%, 11/01/2045	1,000,000	1,076,987
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	598,998
		$2,721,309
Industrial Revenue - Other – 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	$310,000	$363,298
Miscellaneous Revenue - Other – 3.8%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	$1,205,000	$1,316,637
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	465,000	465,458
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,011,111
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2039 (w)	1,500,000	1,014,518
		$3,807,724
Sales & Excise Tax Revenue – 3.1%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	$5,000	$6,195
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	5,000	6,288
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	5,000	6,383
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	30,000	34,811
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	35,000	39,875
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	307,357
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	310,845
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	47,538
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	97,808
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	75,000	94,020
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	20,000	25,631
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	35,000	45,740
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	44,766
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	50,000	64,017
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	59,197
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	26,120
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	164,000	189,029
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	226,000	253,303
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	85,182
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,122
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	44,416
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,881
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	37,534
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	6,105
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	380,000	306,343
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	363,000	272,584
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,787,000	587,674

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	$105,000	$120,132
		$3,122,896
Secondary Schools – 0.4%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$284,451
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	130,000	135,806
		$420,257
Single Family Housing - Local – 0.5%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$450,000	$503,705
Single Family Housing - State – 6.7%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$345,000	$373,622
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	360,000	389,474
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	400,000	445,096
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	1,340,000	1,423,148
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	110,000	122,217
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3%, 7/01/2051	500,000	548,451
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.85%, 7/01/2043	840,000	906,192
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.75%, 1/01/2050	910,000	1,015,419
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 2.9%, 7/01/2039	220,000	234,236
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	960,000	1,060,410
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 3.05%, 7/01/2044	235,000	249,960
		$6,768,225
State & Local Agencies – 5.1%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.84% (LIBOR - 3mo. + 0.75%), 6/01/2037	$795,000	$767,212
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	135,000	172,203
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	250,000	307,723
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	95,000	114,411
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	220,000	275,607
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	380,418
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	806,887
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2043 (Prerefunded 11/01/2022)	1,000,000	1,063,886
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2045	1,000,000	1,270,738
		$5,159,085
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$47,730
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	118,959
		$166,689
Tax - Other – 2.4%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$495,000	$599,426
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	123,136
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	70,295
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	202,315
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	300,000	301,210
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	101,064
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	230,000	235,953
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	260,000	277,639
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	25,000	26,930

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	$415,000	$450,819
		$2,388,787
Tax Assessment – 0.6%
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth + Broadway Development), 5.125%, 6/01/2036 (n)	$500,000	$577,699
Tobacco – 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$90,660
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	340,000	397,174
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	220,000	220,632
		$708,466
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$174,050
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	335,468
		$509,518
Transportation - Special Tax – 2.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$15,000	$15,427
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	450,000	486,951
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	665,000	729,635
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	45,000	48,635
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	250,000	263,699
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	239,846
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	55,000	56,239
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	65,000	81,429
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	70,000	85,847
		$2,007,708
Universities - Colleges – 8.1%
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	$375,000	$394,891
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,155,634
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 4%, 10/01/2049	1,000,000	1,120,282
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	200,000	238,239
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2048	1,800,000	2,114,589
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	121,323
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	5,000	4,995
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2035	605,000	695,749
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2040	1,120,000	1,276,794
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 5.5%, 8/01/2040 (Prerefunded 8/01/2021)	1,000,000	1,004,348
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	15,000	15,427
		$8,142,271
Universities - Dormitories – 0.5%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$562,727
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$125,000	$128,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 6.8%
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034 (Prerefunded 12/01/2024)	$1,000,000	$1,159,883
Memphis, TN, Electric Systems Rev., “A”, 5%, 12/01/2032	500,000	669,350
Memphis, TN, Electric Systems Rev., “A”, 5%, 12/01/2033	1,000,000	1,331,395
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/2029	1,000,000	1,309,569
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/2037	1,000,000	1,228,919
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	252,200
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	38,800
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	19,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	9,725
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	87,525
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	9,688
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	97,250
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	160,050
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	47,562
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	38,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	38,800
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	126,100
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,770
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	9,738
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	14,587
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	65,000	62,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	68,075
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	19,450
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	58,350
		$6,878,286
Utilities - Other – 1.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$225,000	$226,838
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	121,531
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	110,000	121,267
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,439,383
		$1,909,019
Water & Sewer Utility Revenue – 11.4%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029 (Prerefunded 2/01/2023)	$1,000,000	$1,076,370
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2038	500,000	587,063
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	74,324
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	128,417
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	157,473
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	441,813
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	340,034
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	147,315
Knox County, TN, Hallsdale-Powell Utility District, Waterworks & Sewer Rev., 4%, 4/01/2035	1,000,000	1,187,625
Memphis, TN, Sanitary Sewerage Systems Rev., “B”, 5%, 10/01/2039	1,000,000	1,314,513
Memphis, TN, Sanitary Sewerage Systems Rev., “B”, 5%, 10/01/2040	1,000,000	1,312,312
Memphis, TN, Storm Water System Rev., 5%, 10/01/2039	1,410,000	1,758,708
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,182,035
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	30,000	33,927
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	35,000	39,447
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,592
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	50,732
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	74,017

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	$550,000	$641,942
		$11,570,659
Total Municipal Bonds		$98,139,194
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$131,751
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	400,000	122,620
Total Bonds		$254,371
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.02% (v)	1,430,057	$1,430,057

Other Assets, Less Liabilities – 1.2%		1,194,486
Net Assets – 100.0%		$101,018,108
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,430,057 and $98,393,565, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,599,951, representing 1.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$98,139,194	$—	$98,139,194
U.S. Corporate Bonds	—	254,371	—	254,371
Mutual Funds	1,430,057	—	—	1,430,057
Total	$1,430,057	$98,393,565	$—	$99,823,622
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$621,190	$4,519,288	$3,710,421	$—	$—	$1,430,057
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$106	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2021, are as follows:
Tennessee	77.3%
Puerto Rico	6.6%
Guam	2.4%
Illinois	1.9%
Pennsylvania	1.6%
Maryland	1.4%
New York	1.3%
Alabama	1.0%
New Jersey	1.0%
South Carolina	0.9%
Iowa	0.6%
Virginia	0.6%
Ohio	0.5%
Conneticut	0.4%
Washington DC	0.3%
U.S. Virgin Islands	0.2%
Florida	0.1%
Michigan	0.1%
Mississippi	0.1%
Texas	0.1%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.